                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Macatawa Bank Corporation
Address: 10753 Macatawa Drive
         Holland, MI 49424



Form 13F File Number: 28-13033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Nadine Terpstra
Title:  Vice President-Trust Operations Manager
Phone:  616-233-3311

Signature, Place, and Date of Signing:


/s/ Nadine Terpstra               Holland, MI      February 5, 2010
[Signature]                      [City, State]          [Date]
Nadine Terpstra

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        61

Form 13F Information Table Value Total:  $ 49,931
                                        (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #     Name
01    28-13155            Macatawa Bank































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
                                                       FORM 13F INFORMATION TABLE

                                  TITLE              VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED      NONE
----------------------------    --------  --------  --------  -------    ---  ----  -------   --------   ----   ------      ----
AT&T INC.                         COM     00206R102    528      18843    SH         DEFINED      1      15233     0         3610
ACTIVISION BLIZZARD INC           COM     00507V109    273      24569    SH         DEFINED      1      13036     0        11533
ADOBE SYS INC                     COM     00724F101    722      19647    SH         DEFINED      1       9362     0        10285
APPLE COMPUTER INC                COM     037833100    769       3645    SH         DEFINED      1       1901     0         1744
ARCHER DANIELS MIDLAND            COM     039483102    212       6769    SH         DEFINED      1       4089     0         2680
BANK NEW YORK MELLON CORP         COM     064058100    405      14476    SH         DEFINED      1       7985     0         6491
BARD C R INC                      COM     067383109    442       5680    SH         DEFINED      1       3238     0         2442
BRISTOL MYERS SQUIBB COMPANY      COM     110122108    463      18343    SH         DEFINED      1      12205     0         6138
C H ROBINSON WORLDWIDE INC NEW    COM     12541W209    401       6833    SH         DEFINED      1       3922     0         2911
CAMERON INTERNATIONAL CORP        COM     13342B105    581      13910    SH         DEFINED      1       8204     0         5706
CELGENE CORP                      COM     151020104    506       9077    SH         DEFINED      1       5137     0         3940
CHURCH & DWIGHT INC               COM     171340102    524       8664    SH         DEFINED      1       4519     0         4145
CISCO SYSTEMS INC                 COM     17275R102    505      21103    SH         DEFINED      1       7633     0        13470
COCA COLA COMPANY                 COM     191216100    348       6112    SH         DEFINED      1       4124     0         1988
COGNIZANT TECH SOLUTNS CL A       COM     192446102    990      21832    SH         DEFINED      1      10270     0        11562
DIAMOND OFFSHORE DRILLNG INC      COM     25271C102    464       4718    SH         DEFINED      1       2743     0         1975
DOLLAR TREE STORES                COM     256746108    313       6478    SH         DEFINED      1       3768     0         2710
DOVER CORP                        COM     260003108    447      10762    SH         DEFINED      1       5967     0         4795
EXXON MOBIL CORP                  COM     30231G102    645       9463    SH         DEFINED      1       5886     0         3577
FLIR SYS INC                      COM     302445101    610      18649    SH         DEFINED      1      10430     0         8219
FPL GROUP INC                     COM     302571104    278       5258    SH         DEFINED      1       3749     0         1509
FIRST SOLAR INC                   COM     336433107    320       2367    SH         DEFINED      1       1212     0         1155
FISERV INC.                       COM     337738108    334       6878    SH         DEFINED      1       2493     0         4385
FLUOR CORP                        COM     343412102    321       7128    SH         DEFINED      1       3972     0         3156
FRONTIER COMMUNICATIONS CORP      COM     35906A108    115      14678    SH         DEFINED      1       8308     0         6370
GENERAL ELECTRIC CO               COM     369604103    269      17760    SH         DEFINED      1      17760     0            0
GENTEX CORP                       COM     371901109    252      14102    SH         DEFINED      1      11255     0         2847
GILEAD SCIENCES INC               COM     375558103    445      10279    SH         DEFINED      1       5587     0         4692
GLOBAL PAYMENTS INC               COM     37940X102    401       7452    SH         DEFINED      1       4235     0         3217
GOLDMAN SACHS GROUP INC           COM     38141G104    341       2019    SH         DEFINED      1       1109     0          910
GOOGLE INC                        COM     38259P508    826       1333    SH         DEFINED      1        644     0          689
HANSEN NATURAL CORP               COM     411310105    532      13869    SH         DEFINED      1       7824     0         6045
HUNTINGTON BANCSHARES INC         COM     446150104    587     160782    SH         DEFINED      1     158820     0         1962
ITT EDUCATIONAL SERVICES          COM     45068B109    305       3175    SH         DEFINED      1       1686     0         1489
INTEL CORPORATION                 COM     458140100    281      13782    SH         DEFINED      1       9542     0         4240
INTUITIVE SURGICAL INC            COM     46120E602    822       2709    SH         DEFINED      1       1586     0         1123
JOHNSON & JOHNSON                 COM     478160104    724      11250    SH         DEFINED      1       5927     0         5323
ELI LILLY & CO                    COM     532457108    376      10528    SH         DEFINED      1       6823     0         3705
MACATAWA BANK CORPORATION         COM     554225102    989     472956    SH         DEFINED      1     157370     0       315586
MASTERCARD INC                    COM     57636Q104    409       1596    SH         DEFINED      1        971     0          625
MCDONALDS CORP                    COM     580135101    330       5298    SH         DEFINED      1       3176     0         2122

MICROSOFT CORP                    COM     594918104    329      10800    SH         DEFINED      1       6646     0         4154
MONSANTO CO NEW                   COM     61166W101   7429      90880    SH         DEFINED      1      90880     0            0
MURPHY OIL CORP                   COM     626717102    415       7669    SH         DEFINED      1       4360     0         3309
NII HOLDINGS INC                  COM     62913F201    463      13786    SH         DEFINED      1       8083     0         5703
NORTHERN TRUST CORP               COM     665859104    494       9419    SH         DEFINED      1       4890     0         4529
PEPSICO INC                       COM     713448108    233       3824    SH         DEFINED      1       1654     0         2170
PERRIGO CO                        COM     714290103    325       8154    SH         DEFINED      1       4464     0         3690
PFIZER INC                        COM     717081103   9190     505259    SH         DEFINED      1     505259     0            0
PHILIP MORRIS INTERNATIONAL INC   COM     718172109    316       6550    SH         DEFINED      1       6550     0            0
PRICELINE COM INC COM NEW         COM     741503403    516       2363    SH         DEFINED      1       1405     0          958
PROCTER & GAMBLE CO               COM     742718109    289       4756    SH         DEFINED      1       3246     0         1510
SCHLUMBERGER LTD                  COM     806857108   1074      16508    SH         DEFINED      1       7392     0         9116
SCHWAB CHARLES CORP               COM     808513105    450      23897    SH         DEFINED      1      12926     0        10971
STRYKER CORP                      COM     863667101   6532     129678    SH         DEFINED      1     121701     0         7977
TEVA PHARMACEUTICAL INDS. ADR     COM     881624209    243       4320    SH         DEFINED      1       1870     0         2450
URBAN OUTFITTERS INC              COM     917047102    438      12524    SH         DEFINED      1       7550     0         4974
VANGUARD INDEX FDS MID CAP VIP    ETF     922908629    928      15482    SH         DEFINED      1       5310     0        10172
VERIZON COMMUNICATIONS COM        COM     92343V104    303       9152    SH         DEFINED      1       6140     0         3012
WALGREEN COMPANY                  COM     931422109    219       5975    SH         DEFINED      1       2075     0         3900
WASTE MANAGEMENT INC              COM     94106L109    340      10059    SH         DEFINED      1      10059     0            0

Grand Total                                          49931    1925827                                 1366161     0       559666
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